Common Shares (Tables)	6 Months Ended
Jun. 30, 2020
Common Shares [Abstract]
Schedule of number of common shares issued and outstanding
	30 June 2020
	No. of shares	Par value
		USD
Common shares (par value of USD 0.01)	45,426,251	454,263
Earnout Shares (par value of USD 0.01)	3,012,500	30,125
	48,438,751	484,388

*	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares don't vest on or prior to 17 March 2028, they will be cancelled by the Company.